Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity California Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity California Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity California Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity California Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity California Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity California Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity California Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity California Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity California Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity California Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity California Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity California Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor California Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity Advisor California Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Advisor California Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor California Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor California Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor California Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor California Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor California Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor California Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor California Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity Advisor California Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Advisor California Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor California Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor California Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor California Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor California Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor California Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity Advisor California Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor California Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor California Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor California Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor California Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity Advisor California Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Advisor California Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor California Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor California Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor California Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor California Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor California Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity Advisor California Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor California Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor California Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor California Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor California Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity Advisor California Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Advisor California Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor California Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor California Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor California Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor California Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor California Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity Advisor California Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor California Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor California Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor California Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor California Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Fidelity Advisor California Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Advisor California Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor California Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor California Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor California Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor California Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor California Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Fidelity Advisor California Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor California Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor California Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor California Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity California Limited Term Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Fidelity California Limited Term Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity California Limited Term Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity California Limited Term Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity California Limited Term Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity California Limited Term Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity California Limited Term Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity California Limited Term Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity California Limited Term Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.10%
Fidelity California Limited Term Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity California Limited Term Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity California Limited Term Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity California Limited Term Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%